                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21261

                                 Rydex ETF Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Albert P. Viragh, Jr
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

RYDEX S&P EQUAL WEIGHT
ETF

Financial Statements for the Period Ended
April 30, 2003
(unaudited)

DEAR RYDEX ETF SHAREHOLDER:

On April 23, Rydex introduced the latest in a long line of innovations: Rydex S&P Equal Weight ETF, which enables investors to invest equally in the companies in the S&P 500(R) Index. Rydex S&P Equal Weight ETF is based on the S&P Equal Weight Index, developed by Standard & Poor's in cooperation with Rydex Global Advisors. This product enables investors to attain broad exposure to all companies in the S&P 500 without the domination of small stocks.

Rydex S&P Equal Weight ETF was introduced near the end of the reporting period. Performance for the Rydex S&P Equal Weight ETF and the equal weighted index was very strong when compared with market cap indices. Smaller, value-oriented companies were the top performing equities during the period, and the natural bias toward these companies in the equal weighted index generated significant outperformance. The total return of the Rydex S&P Equal Weight ETF for the period was 1.14% compared to -0.20% for the S&P 500 and -0.04% for the broader market Russell 3000.

Sincerely,

Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

            RYDEX S&P EQUAL WEIGHT ETF

            SCHEDULE OF INVESTMENTS

            APRIL 30, 2003 (UNAUDITED)

 NUMBER
OF SHARES                                                                                      VALUE
---------                                                                                 ---------------
            COMMON STOCKS--100.0%
            ADVERTISING AND MARKETING SERVICES--0.7%

    1,988   Omnicom Group, Inc.                                                           $       123,057
   11,830   The Interpublic Group of Cos., Inc.                                                   134,862
   11,067   TMP Worldwide, Inc.*                                                                  185,594
                                                                                          ---------------
                                                                                                  443,513
                                                                                          ---------------

            AEROSPACE AND DEFENSE--1.6%

    2,056   General Dynamics Corp.                                                                127,616
    7,668   Goodrich Corp.                                                                        107,889
    2,587   Lockheed Martin Corp.                                                                 129,478
    1,427   Northrop Grumman Corp.                                                                125,505
    4,228   Raytheon Co.                                                                          126,544
    6,031   Rockwell Collins, Inc.                                                                128,943
    4,181   The Boeing Co.                                                                        114,058
    1,837   United Technologies Corp.                                                             113,545
                                                                                          ---------------
                                                                                                  973,578
                                                                                          ---------------

            AGRICULTURAL--0.2%

    7,208   Monsanto Co.                                                                          125,419
                                                                                          ---------------

            AIRLINES--0.4%

   10,443   Delta Air Lines, Inc.                                                                 133,566
    7,689   Southwest Airlines Co.                                                                122,716
                                                                                          ---------------
                                                                                                  256,282
                                                                                          ---------------

            ALUMINUM, STEEL AND OTHER METALS--1.2%

    5,370   Alcoa, Inc.                                                                           123,134
   35,278   Allegheny Technologies, Inc.                                                          146,404
    6,717   Freeport-McMoRan Copper & Gold, Inc., Class B*                                        116,271
    2,803   Nucor Corp.                                                                           114,503
    3,284   Phelps Dodge Corp.*                                                                   102,428
   10,575   United States Steel Corp.                                                             151,434
                                                                                          ---------------
                                                                                                  754,174
                                                                                          ---------------

            AUTOMOTIVE--2.3%

    8,826   AutoNation, Inc.                                                                      122,240
    1,607   AutoZone, Inc.*                                                                       129,862
   15,832   Dana Corp.                                                                            147,079
   16,592   Delphi Corp.                                                                          139,373
   14,649   Ford Motor Co.                                                                        150,884
    3,332   General Motors Corp.                                                                  120,119
    2,861   Harley-Davidson, Inc.                                                                 127,143
    1,512   Johnson Controls, Inc.                                                                124,347
    4,270   Navistar International Corp.*                                                         119,133
    2,240   PACCAR, Inc.                                                                          130,838
   18,797   Visteon Corp.                                                                         131,767
                                                                                          ---------------
                                                                                                1,442,785
                                                                                          ---------------

            BANKING AND FINANCE--5.8%

    5,695   AmSouth Bancorp                                                                       119,880
    1,667   Bank of America Corp.                                                                 123,441
    3,177   Bank One Corp.                                                                        114,531
    3,523   BB&T Corp.                                                                            114,850
    3,994   Charter One Financial, Inc.                                                           116,026
    2,936   Comerica, Inc.                                                                        127,745
    2,162   Fifth Third Bancorp                                                                   106,565
    2,943   First Tennessee National Corp.                                                        128,903
    4,599   FleetBoston Financial Corp.                                                           121,965
    1,578   Golden West Financial Corp.                                                           119,013
    6,144   Huntington Bancshares, Inc.                                                           119,562
    4,765   J.P. Morgan Chase & Co.                                                               139,854
    4,831   KeyCorp                                                                               116,475
    4,364   Marshall & Ilsley Corp.                                                               128,389
    5,224   Mellon Financial Corp.                                                                138,175
    4,035   National City Corp.                                                                   120,889
    3,729   North Fork Bancorp., Inc.                                                             120,670
    3,701   Northern Trust Corp.                                                                  129,905
    3,513   Regions Financial Corp.                                                               118,423
    4,463   SouthTrust Corp.                                                                      119,881
    3,445   State Street Corp.                                                                    120,678
    2,096   SunTrust Banks, Inc.                                                                  119,933
    5,291   The Bank of New York Co., Inc.                                                        139,948
    5,569   U.S. Bancorp                                                                          123,353
    4,268   Union Planters Corp.                                                                  121,809
    3,262   Wachovia Corp.                                                                        124,641
    3,222   Washington Mutual, Inc.                                                               127,269
    2,486   Wells Fargo & Co.                                                                     119,974
    2,642   Zions Bancorp.                                                                        130,171
                                                                                          ---------------
                                                                                                3,572,918
                                                                                          ---------------

            BEVERAGES, FOOD AND TOBACCO--4.0%

    2,401   Adolph Coors Co.                                                                      128,526
    3,353   Altria Group, Inc.                                                                    103,138
    2,427   Anheuser-Busch Cos., Inc.                                                             121,059
   10,490   Archer-Daniels-Midland Co.                                                            116,229
    1,566   Brown-Forman Corp., Class B                                                           119,862
    5,256   Campbell Soup Co.                                                                     115,790

    5,802   Coca-Cola Enterprises, Inc.                                                           113,081
    5,264   ConAgra Foods, Inc.                                                                   110,544
    2,514   General Mills, Inc.                                                                   113,407
    3,897   H.J. Heinz Co.                                                                        116,442
    1,778   Hershey Foods Corp.                                                                   116,015
    3,802   Kellogg Co.                                                                           124,477
    4,537   McCormick & Co., Inc.                                                                 112,472
    8,019   McDonald's Corp.                                                                      137,124
    2,832   PepsiCo, Inc.                                                                         122,569
    3,219   R.J. Reynolds Tobacco Holdings, Inc.                                                   90,679
    7,965   SUPER VALU, INC.                                                                      131,183
    2,780   The Coca-Cola Co.                                                                     112,312
    5,903   The Pepsi Bottling Group, Inc.                                                        121,248
    4,063   UST, Inc.                                                                             127,294
    2,045   Wm. Wrigley Jr. Co.                                                                   115,972
                                                                                          ---------------
                                                                                                2,469,423
                                                                                          ---------------

            BIOSCIENCES--0.6%

    2,006   Amgen, Inc.*                                                                          122,988
    3,513   Biogen, Inc.*                                                                         133,458
    2,961   Chiron Corp.*                                                                         120,898
                                                                                          ---------------
                                                                                                  377,344
                                                                                          ---------------

            BUILDING AND BUILDING PRODUCTS--1.4%

    2,272   Ecolab, Inc.                                                                          116,076
    7,436   Georgia-Pacific Group                                                                 114,812
   13,097   Louisiana-Pacific Corp.*                                                              105,824
    6,046   Masco Corp.                                                                           127,389
    4,557   The Home Depot, Inc.                                                                  128,188
    4,194   The Sherwin-Williams Co.                                                              116,929
    3,638   Vulcan Materials Co.                                                                  127,221
                                                                                          ---------------
                                                                                                  836,439
                                                                                          ---------------

            BUSINESS EQUIPMENT AND SERVICES--0.9%

    8,740   Convergys Corp.*                                                                      141,763
    1,779   Lexmark International, Inc.*                                                          132,553
    3,582   Pitney Bowes, Inc.                                                                    125,764
   13,053   Xerox Corp.*                                                                          128,703
                                                                                          ---------------
                                                                                                  528,783
                                                                                          ---------------

            CHEMICALS--2.1%

    2,733   Air Products and Chemicals, Inc.                                                      117,710
    3,968   Ashland, Inc.                                                                         117,651
    2,822   duPont (E.I.) de Nemours & Co.                                                        120,020
    3,623   Eastman Chemical Co.                                                                  110,610
    4,783   Great Lakes Chemical Corp.                                                            117,470
   12,366   Hercules, Inc.*                                                                       125,515
    2,351   PPG Industries, Inc.                                                                  114,047

    1,991   Praxair, Inc.                                                                         115,637
    3,722   Rohm and Haas Co.                                                                     123,235
    2,535   Sigma-Aldrich Corp.                                                                   126,294
    3,914   The Dow Chemical Co.                                                                  127,754
                                                                                          ---------------
                                                                                                1,315,943
                                                                                          ---------------

            COMMUNICATIONS, MEDIA AND ENTERTAINMENT--1.6%

   10,261   AOL Time Warner, Inc.*                                                                140,371
    2,993   Clear Channel Communications, Inc.*                                                   117,056
    3,814   Comcast Corp.*                                                                        121,705
    1,584   Gannett Co., Inc.                                                                     119,940
    2,862   Meredith Corp.                                                                        123,696
    1,980   The McGraw-Hill Cos., Inc.                                                            115,612
    4,288   Univision Communications, Inc.*                                                       129,841
    2,832   Viacom, Inc., Class B*                                                                122,937
                                                                                          ---------------
                                                                                                  991,158
                                                                                          ---------------

            COMPUTER SERVICES--1.8%

    3,642   Computer Sciences Corp.*                                                              120,004
   29,078   Compuware Corp.*                                                                      127,652
    1,309   eBay, Inc.*                                                                           121,436
    6,663   Electronic Data Systems Corp.                                                         120,933
    3,033   Intuit, Inc.*                                                                         117,620
    9,474   Network Appliance, Inc.*                                                              125,815
    5,228   SunGard Data Systems, Inc.*                                                           112,402
   11,771   Unisys Corp.*                                                                         122,418
    4,902   Yahoo!, Inc.*                                                                         121,472
                                                                                          ---------------
                                                                                                1,089,752
                                                                                          ---------------

            COMPUTERS - MICRO--1.1%

    7,833   Apple Computer, Inc.*                                                                 111,229
    4,083   Dell Computer Corp.*                                                                  118,039
   48,948   Gateway, Inc.*                                                                        140,969
    6,709   Hewlett-Packard Co.                                                                   109,357
    1,383   International Business Machines Corp. (IBM)                                           117,417
   31,579   Sun Microsystems, Inc.*                                                               104,211
                                                                                          ---------------
                                                                                                  701,222
                                                                                          ---------------

            COMPUTERS - SOFTWARE AND PERIPHERALS--3.7%

    3,664   Adobe Systems, Inc.                                                                   126,628
    7,556   Autodesk, Inc.                                                                        117,571
    7,081   BMC Software, Inc.*                                                                   105,649
    8,451   Cisco Systems, Inc.*                                                                  127,103
    8,343   Citrix Systems, Inc.*                                                                 158,183
    8,034   Computer Associates International, Inc.                                               130,472
    1,984   Electronic Arts, Inc.*                                                                117,592
   15,854   EMC Corp.*                                                                            144,113
    3,500   Mercury Interactive Corp.*                                                            118,790

    4,422   Microsoft Corp.*                                                                      113,071
    5,856   NCR Corp.*                                                                            128,364
    8,296   NVIDIA Corp.*                                                                         118,384
   48,147   Parametric Technology Corp.*                                                          158,885
    6,972   PeopleSoft, Inc.*                                                                     104,789
   13,126   Siebel Systems, Inc.*                                                                 113,802
    2,911   Symantec Corporation                                                                  127,938
    6,412   VERITAS Software Corp.*                                                               141,128
    4,396   Xilinx, Inc.*                                                                         119,000
                                                                                          ---------------
                                                                                                2,271,462
                                                                                          ---------------

            CONGLOMERATES--0.4%

    4,196   General Electric Co.                                                                  123,572
    4,114   Textron, Inc.                                                                         121,322
                                                                                          ---------------
                                                                                                  244,894
                                                                                          ---------------

            CONSUMER GOODS AND SERVICES--1.9%

    8,391   American Greetings Corp.*                                                             122,173
    1,891   Avery Dennison Corp.                                                                  100,242
    5,879   Brunswick Corp.                                                                       128,339
    8,403   Cendant Corp.*                                                                        119,995
    3,690   Eastman Kodak Co.                                                                     110,368
    2,624   Fortune Brands, Inc.                                                                  127,002
    8,046   Hasbro, Inc.                                                                          128,735
    5,097   Mattel, Inc.                                                                          110,809
    5,818   Sara Lee Corp.                                                                         97,626
    8,391   Tupperware Corp.                                                                      116,299
                                                                                          ---------------
                                                                                                1,161,588
                                                                                          ---------------

            CONTAINERS AND PACKAGING--0.8%

    2,103   Ball Corp.                                                                            118,104
    2,573   Bemis Co., Inc.                                                                       117,483
    5,388   Pactiv Corp.*                                                                         110,562
    2,799   Sealed Air Corp.*                                                                     119,938
                                                                                          ---------------
                                                                                                  466,087
                                                                                          ---------------

            DATA PROCESSING SYSTEMS--0.8%

    3,626   Automatic Data Processing, Inc.                                                       121,942
    3,097   First Data Corp.                                                                      121,495
    3,437   Fiserv, Inc.*                                                                         101,185
    3,993   Paychex, Inc.                                                                         124,343
                                                                                          ---------------
                                                                                                  468,965
                                                                                          ---------------

            EDUCATION--0.2%

    2,313   Apollo Group, Inc.*                                                                   125,362
                                                                                          ---------------

            ELECTRONIC EQUIPMENT AND COMPONENTS--6.1%

   16,430   Advanced Micro Devices, Inc.*                                                         122,239
    7,937   Agilent Technologies, Inc.*                                                           127,151
    7,729   Altera Corp.*                                                                         122,195
    7,199   American Power Conversion Corp.*                                                      112,160
    3,835   Analog Devices, Inc.*                                                                 127,015
    8,256   Applied Materials, Inc.*                                                              120,538
   32,274   Applied Micro Circuits Corp.*                                                         144,588
    3,029   Cooper Industries, Ltd.                                                               112,376
    2,328   Emerson Electric Co.                                                                  118,030
    6,210   Intel Corp.                                                                           114,264
    1,347   International Game Technology*                                                        116,246
    6,339   Jabil Circuit, Inc.*                                                                  118,539
    2,937   KLA-Tencor Corp.*                                                                     120,417
    3,365   Linear Technology Corp.                                                               115,992
   22,293   LSI Logic Corp.*                                                                      119,490
    2,905   Maxim Integrated Products, Inc.*                                                      114,137
   13,230   Micron Technology, Inc.*                                                              112,455
    5,001   Molex, Inc.                                                                           116,723
    6,147   National Semiconductor Corp.*                                                         115,133
    3,806   Novellus Systems, Inc.*                                                               106,720
   17,101   PMC - Sierra, Inc.*                                                                   141,083
   23,543   Power-One, Inc.*                                                                      137,727
    2,934   QLogic Corp.*                                                                         129,067
    5,226   Rockwell Automation, Inc.                                                             119,153
   25,373   Sanmina-SCI Corp.*                                                                    121,790
   33,660   Solectron Corp.*                                                                      107,375
   12,048   Symbol Technologies, Inc.                                                             131,685
    6,563   Tektronix, Inc.*                                                                      123,188
    8,619   Teradyne, Inc.*                                                                        99,980
    6,291   Texas Instruments, Inc.                                                               116,321
    7,497   Thomas & Betts Corp.*                                                                 118,528
                                                                                          ---------------
                                                                                                3,722,305
                                                                                          ---------------

            FINANCIAL SERVICES--6.3%

    2,263   Ambac Financial Group, Inc.                                                           132,046
    3,103   American Express Co.                                                                  117,480
    3,604   Capital One Financial Corp.                                                           150,898
    3,159   Citigroup, Inc.                                                                       123,991
   12,174   Concord EFS, Inc.*                                                                    168,365
    2,031   Countrywide Credit Industries, Inc.                                                   137,296
    2,946   Deluxe Corp.                                                                          129,653
    5,565   Equifax, Inc.                                                                         129,052
    1,738   Fannie Mae                                                                            125,814
    4,411   Federated Investors, Inc.                                                             120,376
    3,365   Franklin Resources, Inc.                                                              117,371
    2,113   Freddie Mac                                                                           122,343
    2,704   H&R Block, Inc.                                                                       104,428
    9,474   Janus Capital Group Inc.                                                              131,689
    3,989   John Hancock Financial Services, Inc.                                                 115,761
    1,972   Lehman Brothers Holdings, Inc.                                                        124,177
    2,629   Marsh & McLennan Cos., Inc.                                                           125,351
    2,888   MBIA, Inc.                                                                            129,094

    7,343   MBNA Corp.                                                                            138,783
    3,114   Merrill Lynch & Co., Inc.                                                             127,830
    2,851   MGIC Investment Corp.                                                                 129,606
    2,388   Moody's Corp.                                                                         115,317
    2,829   Morgan Stanley                                                                        126,598
    2,586   PNC Financial Services Group                                                          113,525
   17,150   Providian Financial Corp.*                                                            126,396
    1,042   SLM Corp.                                                                             116,704
    5,804   Synovus Financial Corp.                                                               113,004
    3,994   T. Rowe Price Group, Inc.                                                             121,897
    1,734   The Bear Stearns Cos., Inc.                                                           115,901
   14,521   The Charles Schwab Corp.                                                              125,316
    1,630   The Goldman Sachs Group, Inc.                                                         123,717
                                                                                          ---------------
                                                                                                3,899,779
                                                                                          ---------------

            FOREST AND PAPER PRODUCTS--0.9%

    4,780   Boise Cascade Corp.                                                                   109,797
    3,092   International Paper Co.                                                               110,539
    4,740   MeadWestvaco Corp.                                                                    111,817
    2,712   Temple-Inland, Inc.                                                                   122,853
    2,259   Weyerhaeuser Co.                                                                      112,024
                                                                                          ---------------
                                                                                                  567,030
                                                                                          ---------------

            HEALTH AND MEDICAL FACILITIES--0.2%

    2,055   Quest Diagnostics, Inc.*                                                              122,786
                                                                                          ---------------

            HEALTH CARE PRODUCTS AND SERVICES--5.6%

    2,991   Abbott Laboratories                                                                   121,524
    1,690   Allergan, Inc.                                                                        118,723
    1,879   Anthem, Inc.*                                                                         128,975
    7,413   Applera Corp. - Applied Biosystems Group                                              129,950
    3,538   Bausch & Lomb, Inc.                                                                   124,396
    5,738   Baxter International, Inc.                                                            131,974
    3,284   Becton, Dickinson & Co.                                                               116,254
    3,789   Biomet, Inc.                                                                          115,413
    2,478   Boston Scientific Corp.*                                                              106,678
    1,849   C. R. Bard, Inc.                                                                      117,190
    2,033   Cardinal Health, Inc.                                                                 112,384
    3,237   Genzyme Corp.*                                                                        130,386
    3,145   Guidant Corp.*                                                                        122,624
    2,926   HCA, Inc.                                                                              93,925
    6,354   Health Management Associates, Inc.                                                    108,399
   11,700   Humana, Inc.*                                                                         129,285
    7,570   IMS Health, Inc.                                                                      116,578
    2,003   Johnson & Johnson                                                                     112,889
    6,024   Manor Care, Inc.*                                                                     117,167
    4,624   McKesson Corp.                                                                        128,270
    2,477   Medtronic, Inc.                                                                       118,252
    9,520   Quintiles Transnational Corp.*                                                        133,755
    2,396   St. Jude Medical, Inc.*                                                               125,694
    1,675   Stryker Corp.                                                                         112,242

    7,013   Tenet Healthcare Corp.*                                                               104,073
    1,307   UnitedHealth Group, Inc.                                                              120,414
    1,609   WellPoint Health Networks, Inc.*                                                      122,187
    3,062   Wyeth                                                                                 133,288
    2,363   Zimmer Holdings, Inc.*                                                                110,825
                                                                                          ---------------
                                                                                                3,463,714
                                                                                          ---------------

            HOMEBUILDERS--0.6%

    2,094   Centex Corp.                                                                          138,246
    2,416   KB HOME                                                                               119,036
    2,224   Pulte Homes, Inc.                                                                     128,970
                                                                                          ---------------
                                                                                                  386,252
                                                                                          ---------------

            HOTELS AND GAMING--0.8%

    3,029   Harrah's Entertainment, Inc.*                                                         119,312
    9,100   Hilton Hotels Corp.                                                                   121,212
    3,368   Marriott International, Inc.                                                          120,945
    4,384   Starwood Hotels & Resorts Worldwide, Inc.                                             117,667
                                                                                          ---------------
                                                                                                  479,136
                                                                                          ---------------

            HOUSEHOLD AND PERSONAL CARE PRODUCTS--2.1%

    2,355   Alberto-Culver Co., Class B                                                           116,054
    2,087   Avon Products, Inc.                                                                   121,401
    2,107   Colgate-Palmolive Co.                                                                 120,457
    3,722   International Flavors & Fragrances, Inc.                                              118,285
    2,573   Kimberly-Clark Corp.                                                                  128,059
    5,939   Leggett & Platt, Inc.                                                                 122,640
    5,635   Maytag Corp.                                                                          117,433
    2,523   The Clorox Co.                                                                        114,090
    3,638   The Gillette Co.                                                                      110,777
    1,322   The Procter & Gamble Co.                                                              118,782
    2,204   Whirlpool Corp.                                                                       117,892
                                                                                          ---------------
                                                                                                1,305,870
                                                                                          ---------------

            HUMAN RESOURCES--0.2%

    8,030   Robert Half International, Inc.*                                                      130,728
                                                                                          ---------------

            INSURANCE--4.7%

    3,872   ACE Ltd.                                                                              128,086
    2,467   Aetna, Inc.                                                                           122,857
    3,522   AFLAC, Inc.                                                                           115,205
    2,156   American International Group, Inc.                                                    124,940
    5,646   Aon Corp.                                                                             125,115
    2,538   CIGNA Corp.                                                                           132,737
    3,176   Cincinnati Financial Corp.                                                            117,036
    2,937   Jefferson-Pilot Corp.                                                                 117,744
    3,831   Lincoln National Corp.                                                                122,439

    2,713   Loews Corp.                                                                           111,966
    4,234   MetLife, Inc.                                                                         121,643
    4,136   Principal Financial Group, Inc.                                                       120,358
    3,765   Prudential Financial, Inc.                                                            120,367
    3,247   SAFECO Corp.                                                                          125,042
    3,474   The Allstate Corp.                                                                    131,282
    2,402   The Chubb Corp.                                                                       127,042
    3,050   The Hartford Financial Services Group, Inc.                                           124,318
    1,946   The Progressive Corp.                                                                 132,328
    3,447   The St. Paul Cos., Inc.                                                               118,370
    3,135   Torchmark Corp.                                                                       121,481
    7,858   Travelers Property Casualty Corp., Class B*                                           127,693
   13,230   UnumProvident Corp.                                                                   152,144
    1,627   XL Capital Ltd.                                                                       133,902
                                                                                          ---------------
                                                                                                2,874,095
                                                                                          ---------------

            MACHINERY AND ENGINEERING--1.2%

    2,236   Caterpillar, Inc.                                                                     117,614
    4,251   Cummins, Inc.                                                                         115,245
    2,727   Deere & Co.                                                                           120,070
    1,573   Eaton Corp.                                                                           129,095
    3,357   Fluor Corp.                                                                           116,051
    2,833   Ingersoll-Rand Co.                                                                    124,879
                                                                                          ---------------
                                                                                                  722,954
                                                                                          ---------------

            MANUFACTURING--3.0%

      875   3M Co.                                                                                110,285
    1,647   American Standard Cos., Inc.*                                                         117,250
    3,262   Cintas Corp.                                                                          117,106
    6,477   Crane Co.                                                                             126,496
    1,716   Danaher Corp.                                                                         118,370
    4,529   Dover Corp.                                                                           130,163
    4,884   Honeywell International, Inc.                                                         115,262
    1,877   Illinois Tool Works, Inc.                                                             120,090
    2,095   ITT Industries, Inc.                                                                  122,139
    3,955   Newell Rubbermaid, Inc.                                                               120,548
    5,742   Pall Corp.                                                                            121,271
    2,793   Parker-Hannifin Corp.                                                                 113,619
    8,846   Tyco International Ltd.                                                               137,998
    5,480   Waters Corp.*                                                                         131,575
    9,384   Worthington Industries, Inc.                                                          126,027
                                                                                          ---------------
                                                                                                1,828,199
                                                                                          ---------------

            MINING--0.2%

    4,820   Newmont Mining Corp.                                                                  130,236
                                                                                          ---------------

            NETWORKING PRODUCTS--0.6%

   23,591   CIENA Corp.*                                                                          114,888
   49,990   Novell, Inc.*                                                                         137,473

   10,350   Oracle Corp.*                                                                         122,958
                                                                                          ---------------
                                                                                                  375,319
                                                                                          ---------------

            OIL AND GAS--6.1%

    2,655   Amerada Hess Corp.                                                                    119,873
    2,641   Anadarko Petroleum Corp.                                                              117,260
    1,937   Apache Corp.                                                                          110,893
    3,896   Baker Hughes, Inc.                                                                    109,088
    3,543   BJ Services Co.*                                                                      129,355
    2,592   Burlington Resources, Inc.                                                            120,036
    1,780   ChevronTexaco Corp.                                                                   111,802
    2,274   ConocoPhillips                                                                        114,382
    2,473   Devon Energy Corp.                                                                    116,849
   44,668   Dynegy, Inc.*                                                                         196,540
   19,164   El Paso Corp.                                                                         143,730
    5,287   Engelhard Corp.                                                                       129,796
    2,993   EOG Resources, Inc.                                                                   111,878
    3,262   Exxon Mobil Corp.                                                                     114,822
    5,681   Halliburton Co.                                                                       121,630
    2,944   Kerr-McGee Corp.                                                                      123,972
    5,069   Marathon Oil Corp.                                                                    115,421
   33,092   McDermott International, Inc.*                                                        107,549
    3,028   Nabors Industries, Ltd.*                                                              118,698
    4,215   NICOR, Inc.                                                                           126,703
    3,454   Noble Corp.*                                                                          106,901
    3,959   Occidental Petroleum Corp.                                                            118,176
    3,234   Peoples Energy Corp.                                                                  125,641
    6,044   Rowan Cos., Inc.*                                                                     123,902
    3,018   Schlumberger Ltd.                                                                     126,545
    4,696   Sempra Energy                                                                         126,041
    3,129   Sunoco, Inc.                                                                          116,430
   27,258   The Williams Cos., Inc.                                                               189,443
    5,633   Transocean Sedco Forex, Inc.                                                          107,309
    4,519   Unocal Corp.                                                                          125,176
                                                                                          ---------------
                                                                                                3,725,841
                                                                                          ---------------

            PHARMACEUTICALS--2.0%

    2,238   AmerisourceBergen Corp.                                                               129,468
    5,262   Bristol-Myers Squibb Co.                                                              134,391
    2,019   Eli Lilly & Co.                                                                       128,853
    2,168   Forest Laboratories, Inc.*                                                            112,129
    9,590   King Pharmaceuticals, Inc.*                                                           120,930
    3,513   MedImmune, Inc.*                                                                      123,904
    2,079   Merck & Co., Inc.                                                                     120,956
    3,676   Pfizer, Inc.                                                                          113,037
    6,350   Schering-Plough Corp.                                                                 114,935
    4,006   Watson Pharmaceuticals, Inc.*                                                         116,454
                                                                                          ---------------
                                                                                                1,215,057
                                                                                          ---------------

            PUBLISHING--1.0%

    3,021   Dow Jones & Co., Inc.                                                                 119,632
    1,873   Knight-Ridder, Inc.                                                                   120,902
    5,978   R. R. Donnelley & Sons Co.                                                            120,516
    2,487   The New York Times Co.                                                                115,347
    2,486   Tribune Co.                                                                           121,765
                                                                                          ---------------
                                                                                                  598,162
                                                                                          ---------------

            REAL ESTATE INVESTMENT TRUSTS--1.0%

    3,103   Apartment Investment & Management Co.                                                 117,169
    4,487   Equity Office Properties Trust                                                        116,527
    4,652   Equity Residential                                                                    120,534
    5,113   Plum Creek Timber Co., Inc.                                                           118,929
    3,199   Simon Property Group, Inc.                                                            117,467
                                                                                          ---------------
                                                                                                  590,626
                                                                                          ---------------

            RESORTS AND ENTERTAINMENT--0.2%

    6,270   The Walt Disney Co.                                                                   116,998
                                                                                          ---------------

            RETAIL - APPAREL AND SHOES--1.5%

    3,917   Jones Apparel Group, Inc.*                                                            111,713
    8,664   Limited Brands                                                                        125,975
    3,722   Liz Claiborne, Inc.                                                                   121,077
    2,203   NIKE, Inc., Class B                                                                   117,927
    6,363   Nordstrom, Inc.                                                                       110,271
    3,514   Reebok International Ltd.*                                                            109,145
    7,869   The GAP, Inc.                                                                         130,860
    2,985   V.F. Corp.                                                                            117,430
                                                                                          ---------------
                                                                                                  944,398
                                                                                          ---------------

            RETAIL - DEPARTMENT STORES--1.2%

    8,362   Dillard's, Inc.                                                                       116,901
    3,946   Federated Department Stores, Inc.*                                                    120,827
    5,503   J. C. Penney Co., Inc. (Holding Co.)                                                   93,881
    1,984   Kohl's Corp.*                                                                         112,691
    5,273   Sears, Roebuck & Co.                                                                  149,436
    5,461   The May Department Stores Co.                                                         118,067
                                                                                          ---------------
                                                                                                  711,803
                                                                                          ---------------

            RETAIL - DISCOUNT STORES--1.4%

    9,505   Big Lots, Inc.*                                                                       119,003
    3,762   Costco Wholesale Corp.*                                                               130,278
    8,854   Dollar General Corp.                                                                  128,737
    3,772   Family Dollar Stores, Inc.                                                            128,965
    3,823   Target Corp.                                                                          127,841
    6,273   The TJX Cos., Inc.                                                                    120,755
    2,149   Wal-Mart Stores, Inc.                                                                 121,032
                                                                                          ---------------

                                                                                                  876,611
                                                                                          ---------------

            RETAIL - FOOD STORES--0.7%

    5,828   Albertson's, Inc.                                                                     115,744
    5,946   Safeway, Inc.*                                                                         98,823
    8,097   The Kroger Co.*                                                                       115,787
    8,129   Winn-Dixie Stores, Inc.                                                               101,856
                                                                                          ---------------
                                                                                                  432,210
                                                                                          ---------------

            RETAIL - RESTAURANTS--0.7%

    6,103   Darden Restaurants, Inc.                                                              106,864
    4,458   Starbucks Corp.*                                                                      104,718
    4,137   Wendy's International, Inc.                                                           120,139
    4,563   Yum! Brands, Inc.*                                                                    112,706
                                                                                          ---------------
                                                                                                  444,427
                                                                                          ---------------

            RETAIL - SPECIALTY STORES--2.2%

    3,173   Bed Bath & Beyond, Inc.*                                                              125,365
    3,773   Best Buy Co., Inc.*                                                                   130,471
   20,720   Circuit City Stores-Circuit City Group                                                118,726
    4,404   CVS Corp.                                                                             106,621
    2,762   Lowe's Cos., Inc.                                                                     121,224
    9,376   Office Depot, Inc.*                                                                   118,700
    5,409   RadioShack Corp.                                                                      128,247
    6,019   Staples, Inc.*                                                                        114,602
    4,364   Tiffany & Co.                                                                         121,057
   12,605   Toys "R" Us, Inc.*                                                                    129,201
    3,692   Walgreen Co.                                                                          113,935
                                                                                          ---------------
                                                                                                1,328,149
                                                                                          ---------------

            RETAIL AND WHOLESALE DISTRIBUTION--0.6%

    3,789   Genuine Parts Co.                                                                     121,134
    4,265   SYSCO Corp.                                                                           122,534
    2,503   W.W. Grainger, Inc.                                                                   115,513
                                                                                          ---------------
                                                                                                  359,181
                                                                                          ---------------

            TELECOMMUNICATIONS--4.8%

   45,183   ADC Telecommunications, Inc.*                                                         107,897
    2,537   ALLTEL Corp.                                                                          118,884
   19,228   Andrew Corp.*                                                                         147,479
    6,984   AT&T Corp.                                                                            119,077
   17,882   AT&T Wireless Services, Inc.*                                                         115,518
   49,153   Avaya, Inc.*                                                                          191,697
    5,134   BellSouth Corp.                                                                       130,866
    7,360   Broadcom Corp.*                                                                       131,670
    4,019   CenturyTel, Inc.                                                                      118,360
   10,928   Citizens Communications Co.*                                                          119,443

    9,749   Comverse Technology, Inc.*                                                            127,419
   19,196   Corning, Inc.*                                                                        104,042
   38,019   JDS Uniphase Corp.*                                                                   122,801
   72,517   Lucent Technologies, Inc.*                                                            130,531
   13,821   Motorola, Inc.                                                                        109,324
    8,689   Nextel Communications, Inc.*                                                          128,510
    2,996   QUALCOMM, Inc.*                                                                        95,542
   29,740   Qwest Communications International, Inc.*                                             112,120
    5,429   SBC Communications, Inc.                                                              126,821
    8,606   Scientific-Atlanta, Inc.                                                              139,848
    9,806   Sprint Corp.                                                                          112,867
   28,513   Sprint Corp. (PCS Group)*                                                              99,796
   18,530   Tellabs, Inc.*                                                                        114,515
    3,129   Verizon Communications, Inc.                                                          116,962
                                                                                          ---------------
                                                                                                2,941,989
                                                                                          ---------------

            TIRE AND RUBBER--0.4%

    8,434   Cooper Tire & Rubber Co.                                                              118,751
   21,959   The Goodyear Tire & Rubber Co.                                                        125,605
                                                                                          ---------------
                                                                                                  244,356
                                                                                          ---------------

            TOOLS AND INSTRUMENTS--1.2%

    3,462   Millipore Corp.*                                                                      118,227
   13,199   PerkinElmer, Inc.                                                                     130,934
    4,347   Snap-on, Inc.                                                                         127,584
    3,050   The Black & Decker Corp.                                                              125,813
    4,326   The Stanley Works                                                                     103,954
    6,218   Thermo Electron Corp.*                                                                112,981
                                                                                          ---------------
                                                                                                  719,493
                                                                                          ---------------

            TRANSPORTATION--1.4%

    4,435   Burlington Northern Santa Fe Corp.                                                    124,890
    3,917   CSX Corp.                                                                             125,265
    2,052   FedEx Corp.                                                                           122,874
    5,898   Norfolk Southern Corp.                                                                125,097
    5,037   Ryder System, Inc.                                                                    125,119
    2,017   Union Pacific Corp.                                                                   120,052
    1,962   United Parcel Service, Inc., Class B                                                  121,879
                                                                                          ---------------
                                                                                                  865,176
                                                                                          ---------------

            TRAVEL SERVICES--0.4%

    4,391   Carnival Corp.                                                                        121,148
    6,648   Sabre Holdings Corp.*                                                                 139,009
                                                                                          ---------------
                                                                                                  260,157
                                                                                          ---------------
            UTILITIES - GAS AND ELECTRIC--6.8%

   22,208   Allegheny Energy, Inc.                                                                184,326
    2,936   Ameren Corp.                                                                          120,317
    5,144   American Electric Power Co., Inc.                                                     135,699
   36,146   Calpine Corp.*                                                                        194,104
   17,101   CenterPoint Energy, Inc.                                                              135,098
    3,401   Cinergy Corp.                                                                         116,110
   25,539   CMS Energy Corp.                                                                      159,108
    2,973   Consolidated Edison, Inc.                                                             115,561
    4,140   Constellation Energy Group, Inc.                                                      121,219
    2,070   Dominion Resources, Inc.                                                              122,503
    2,946   DTE Energy Co.                                                                        118,783
    7,629   Duke Energy Corp.                                                                     134,194
    8,587   Edison International*                                                                 125,284
    2,373   Entergy Corp.                                                                         110,606
    2,309   Exelon Corp.                                                                          122,469
    3,699   FirstEnergy Corp.                                                                     124,767
    1,969   FPL Group, Inc.                                                                       119,853
    3,513   KeySpan Corp.                                                                         118,985
    2,556   Kinder Morgan, Inc.                                                                   120,183
   69,513   Mirant Corp.*                                                                         230,089
    6,477   NiSource, Inc.                                                                        122,415
    8,599   PG&E Corp.*                                                                           128,813
    3,546   Pinnacle West Capital Corp.                                                           117,798
    3,213   PPL Corp.                                                                             116,311
    2,931   Progress Energy, Inc.                                                                 122,457
    3,184   Public Service Enterprise Group, Inc.                                                 122,488
   10,729   TECO Energy, Inc.                                                                     115,766
   35,492   The AES Corp.*                                                                        213,308
    4,017   The Southern Co.                                                                      116,855
    6,582   TXU Corp.                                                                             131,113
    9,840   Xcel Energy, Inc.                                                                     133,037
                                                                                          ---------------
                                                                                                4,169,619
                                                                                          ---------------

            WASTE MANAGEMENT--0.4%

   12,981   Allied Waste Industries, Inc.*                                                        107,742
    5,197   Waste Management, Inc.                                                                112,879
                                                                                          ---------------
                                                                                                  220,621
                                                                                          ---------------

            TOTAL INVESTMENTS

            (Cost $60,835,317)--100.0%                                                         61,390,368
            Other assets less liabilities--0.0%                                                    19,738
                                                                                          ---------------
            NET ASSETS--100.0%                                                            $    61,410,106
                                                                                          ===============

* NON-INCOME PRODUCING SECURITY.
SEE NOTES TO FINANCIAL STATEMENTS.

RYDEX S&P EQUAL WEIGHT ETF
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

ASSETS:
  Investments at market value,
    (Cost $60,835,317)                                                        $    61,390,368
  Cash                                                                                100,060
  Receivables:
    Capital stock sold                                                             10,217,154
    Dividends                                                                          23,046
    Investments sold                                                                    1,405
                                                                              ---------------
    TOTAL ASSETS                                                                   71,732,033
                                                                              ---------------
LIABILITIES:
  Payables:
    Investments purchased                                                          10,318,508
  Accrued Management fees                                                               3,419
                                                                              ---------------
    TOTAL LIABILITIES                                                              10,321,927
                                                                              ---------------
NET ASSETS:                                                                   $    61,410,106
                                                                              ===============
SOURCES OF NET ASSETS:
  Capital stock @ par                                                         $         6,010
  Capital surplus                                                                  60,829,411
  Net investment income                                                                19,628
  Net realized gain on investments                                                          6
  Net unrealized appreciation on investments                                          555,051
                                                                              ---------------
NET ASSETS                                                                    $    61,410,106
                                                                              ===============
  Shares outstanding (authorized @ $ 0.01 par value)                                  601,000
                                                                              ===============
  Net asset value, offering price and
    repurchase price per share                                                $        102.18
                                                                              ===============

SEE NOTES TO FINANCIAL STATEMENTS.

RYDEX S&P EQUAL WEIGHT ETF
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 24, 2003* THROUGH APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                   $        23,046
                                                                              ---------------
EXPENSES:
  Advisory                                                                              3,418
                                                                              ---------------
    NET INVESTMENT INCOME                                                              19,628
                                                                              ---------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain on investments                                                          6
  Net unrealized appreciation on investments                                          555,051
                                                                              ---------------
  Net realized and unrealized gain on investments                                     555,057
                                                                              ---------------
  Net increase in net assets resulting from operations                        $       574,685
                                                                              ===============

* COMMENCEMENT OF INVESTMENT OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

RYDEX S&P EQUAL WEIGHT ETF
STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE PERIOD
                                                                              APRIL 24, 2003*
                                                                                  THROUGH
                                                                              APRIL 30, 2003
                                                                                (UNAUDITED)
                                                                              ---------------
OPERATIONS:
  Net investment income                                                       $        19,628
  Net realized gain on investments                                                          6
  Net unrealized appreciation on investments                                          555,051
                                                                              ---------------
    Net increase in net assets resulting from operations                              574,685
                                                                              ---------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold                                                 60,835,421
                                                                              ---------------
      INCREASE IN NET ASSETS                                                       61,410,106
                                                                              ---------------
NET ASSETS:
  Beginning of period                                                                     -0-
                                                                              ---------------
  End of period                                                               $    61,410,106
                                                                              ===============

CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold                                                                         601,000
  Shares outstanding, beginning of period                                                 -0-
                                                                              ---------------
  Shares outstanding, end of period                                                   601,000
                                                                              ===============

* COMMENCEMENT OF INVESTMENT OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

      RYDEX S&P EQUAL WEIGHT ETF
      FINANCIAL HIGHLIGHTS

                                                                              FOR THE PERIOD
                                                                              APRIL 24, 2003*
                                                                                 THROUGH
                                                                              APRIL 30, 2003
                                                                                (UNAUDITED)
                                                                              ---------------
PER SHARE DATA:
Net asset value at beginning of period                                        $        101.03
                                                                              ---------------
GAIN FROM INVESTMENT OPERATIONS
Net investment income                                                                    0.04
Net realized and unrealized gain on investments                                          1.11
                                                                              ---------------
  Total from investment operations                                                       1.15
                                                                              ---------------
Net asset value at end of period                                              $        102.18
                                                                              ===============
TOTAL RETURN:                                                                            1.14%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)                                   $        61,410
Ratio to average net assets of:
  Expenses                                                                               0.40%***
  Net investment income                                                                  2.24%***
Portfolio turnover rate                                                                     0%****

*     COMMENCMENT OF INVESTMENT OPERATIONS.
**    NOT ANNUALIZED.
***   ANNUALIZED.
****  LESS THAN ONE-HALF OF ONE PERCENT.

SEE NOTES TO FINANCIAL STATEMENTS.

RYDEX ETF TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (Unaudited)

NOTE 1: ORGANIZATION

Rydex ETF Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end non-diversified management investment company that was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of one series, Rydex S&P Equal Weight ETF (the "Fund"). The Fund commenced operations on April 24, 2003.

NOTE 2: ACCOUNTING POLICIES

SECURITY VALUATION - Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange.

The market value of a futures contract or a purchased put option contract is the last reported sale price on the principal exchange on which such option is traded or, if no sales are reported, the average between the last reported bid and asked prices.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

FUTURES AND PURCHASED OPTIONS - The Fund may enter into futures and option contracts for the purpose of either hedging its exposure to the market fluctuations of the portfolio or an individual security position. As of April 30, 2003, the Fund had not entered into any futures or options transactions.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and pays income dividends annually and capital gain distributions, if any, are made annually.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recorded on the ex-dividend date.

FINANCIAL STATEMENTS PREPARATION - The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects any risk of loss to be remote.

NOTE 3: FEES AND EXPENSES

Rydex Global Advisors (the "Advisor"), has agreed to bear the initial costs of organization of the Trust. The Advisor is responsible for determining the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and for periodically adjusting the composition of the portfolio of the Trust to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate of 0.40% of the average daily net assets of the Fund.

NOTE 4: CAPITAL

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. There is a minimum transaction fee of $2,000 per transaction to those persons creating or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

NOTE 5: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments, U.S government and government agency obligations) aggregated $60,836,716 and $1,405, respectively, for the period ended April 30, 2003. There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2003.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $1,033,495 and gross unrealized depreciation of investments was $478,444, resulting in net unrealized appreciation of $555,051.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 207-3390.

INVESTMENT ADVISOR
Rydex Global Advisors

ADMINISTRATOR
The Bank of New York

TRANSFER AGENT
The Bank of New York

DISTRIBUTOR
Rydex Distributors, Inc.

INDEPENDENT AUDITORS
Pricewaterhouse Coopers LLP

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) There were no significant deficiencies in the design or operation of the internal controls of the Fund or PADCO Advisors, Inc., the investment adviser and manager of the Fund which would have adversely affected the ability of the Fund, or PADCO Advisors, Inc. on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and PADCO Advisors, Inc. has identified no material weaknesses in such internal controls on behalf of the Funds.

There was no fraud, whether or not material, involving officers or employees of PADCO Advisors, Inc., Rydex Distributors, Inc., or the Fund who have a significant role in the Fund's internal controls that has come to the attention of PADCO Advisors, Inc. or the officers of the Funds.

(b) There were no significant changes in PADCO Advisors, Inc.'s internal controls that apply to the Funds or in other factors with respect to the Funds that could significantly affect the Funds' or PADCO Advisors, Inc.'s internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or PADCO Advisors, Inc. during such period.

ITEM 10. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Rydex ETF Trust
            -----------------------------------------------------------
By (Signature and Title)*   /s/ Albert P. Viragh
                       ----------------------------------------------------
                                  Albert P. Viragh, Jr, President

Date     July 7, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Albert P. Viragh
                         --------------------------------------------------
                                 Albert P. Viragh, Jr, President

Date     July 7, 2003
    -----------------------------------------------------------------------

By (Signature and Title)*  /s/ Carl Verboncoeur
                         --------------------------------------------------
                                 Carl Verboncoeur, Vice President & Treasurer

Date     July 7, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.